Business combination	12 Months Ended
Dec. 31, 2020
Business combination [Abstract]
Business combination

47.	Business combination

(a)	Neoplux Co., Ltd.

i) General information

As of September 29, 2020, the Group gained control of Neoplux Co., Ltd. as a subsidiary by acquiring a 96.77% (97.08% stake of voting rights) stake and reporting to the Financial Services Commission about the transfer of subsidiary. As of December 30, 2020, the Group acquired the remaining shares, and Neoplux Co., Ltd. became a wholly owned subsidiary of the Group. The main reason forbusiness combination is to promote investment financing and secure new business opportunities in the investment banking sector.

ii) Identifiable net assets

Fair values of assets acquired and liabilities assumed as of acquisition date are as follows:

	Amount (*1)
Assets:
Cash and due from banks at amortized cost	~~W~~	179
Investment assets in the long-term		463
Venture capital investment assets		38,800
Private equity investment company investment assets		12,230
Property and equipment		835
Intangible assets (*2)		1,254
Other assets (*3)		18,911

		72,672

Liabilities:
Borrowings		9,000
Other liabilities		4,804

		13,804

Fair value of the identifiable net assets	~~W~~	58,868

(*1)

The accounting for the acquisition of Neoplux Co., Ltd. is tentatively determined using the identifiable assets and liabilities recognized by Neoplux Co., Ltd. at the time of business combination. For the year ended December 31, 2020, the acquisition has not completed the identification of intangible assets for allocation and the fair value assessment of identifiable assets and liabilities. The goodwill may vary depending on the results of the fair value assessment of the identifiable assets and liabilities for the allocation of the consideration.

(*2)

The contract balance recognized as a business combination includes ~~W~~ 793 million. The contract balance that Neoplux Co., Ltd. has is considered an important asset that can generate additional revenue in the future. Therefore, it is assessed at fair value through the Multi-period Excess Earning Method.

(*3)

During the business combination, the Group has acquired receivables that are fair value of ~~W~~ 15,803 million, and the total contract amount is ~~W~~ 15,803 million. There is no contractual cash flow that is not expected to be recovered from the receivables.

iii) Goodwill

Goodwill recognized as a result of business combination is as follows:

	Amount
Consideration paid in cash	~~W~~	71,128
Fair value of identifiable net assets		(58,868)
Non-controlling interests (*)		1,718

Goodwill	~~W~~	13,978

(*)

For the year ended December 31, 2020, the non-controlling interests for Neoplux Co., Ltd. are measured at proportionate shares of non-controlling interests in the acquiree’s identifiable net assets for Neoplux Co.,Ltd. At the business combination, the goodwill is generated because the transfer price includes the premium of corporate control paid to acquire Neoplux Co.,Ltd. The transfer price for the business combination includes expected synergies, future market growth, and the amount related to human resources. These benefits are not recognized separately from goodwill because it does not meet the recognition requirements for identifiable intangible assets.

iv) Cost related to business combination

The Group incurred a cost of ~~W~~ 2,207 million, including legal fees and due diligence fees, in connection with the business combination and recognized the fee as the fee expense in the consolidated statement of comprehensive income of the Group.

v) Net cash outflows due to business combination

Net cash outflows due to business combination for the year ended December 31, 2020 are as follows:

	Amount
Consideration transferred in cash	~~W~~	71,128
Acquired cash and cash equivalents (*)		(174)

	~~W~~	70,954

(*)	The amount of cash and cash equivalents acquired is the amount of cash and amortized cost measurement deposits minus the amount of restricted deposits.

vi) If Has Neoplux Co., Ltd. consolidated as of January 1, 2020, the consolidated operating income and profit for the period of the Group, which would have been included in the consolidated statement of comprehensive loss, are ~~W~~ 1,938 million and ~~W~~ 863 million, respectively.